Leases - Summary of Supplemental Information Related To Operating Leases And Financing Leases (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases-Weighted average remaining lease term	1 year 7 months 28 days	10 months 2 days	1 year 8 months 23 days
Financing leases-Weighted average remaining lease term	1 year 6 months 10 days	2 years 3 months 10 days	3 years 9 months 14 days
Operating leases-Weighted average discount rate	8.04%	7.49%	7.55%
Financing leases-Weighted average discount rate	8.39%	8.20%	9.50%